Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000016894 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000016894 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016894 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016894 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016894 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016894 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016894 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016894 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016894 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016894 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016894 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016894 | United States
Holdings [Line Items]
Percent of Net Asset Value	73.00%
C000016894 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016894 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016894 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016894 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016894 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016894 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016894 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016894 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016894 | France
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016894 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016894 | Asset Breakout Bank of America Corp. FR_060505GB4
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000016894 | Asset Breakout U.S. Treasury Floating Rate Notes FR_91282CJU6
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000016894 | Asset Breakout Rad CLO 23 Ltd. FR_75009CAA4
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016894 | Asset Breakout Federal National Mortgage Association REMICS FR_3136BQUM9
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016894 | Asset Breakout Government National Mortgage Association, TBA FR_21H0526B9
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016894 | Asset Breakout MIC Trust FR_87256GAC6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016894 | Asset Breakout Hilton Domestic Operating Co., Inc. FR_43289DAK9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016894 | Asset Breakout Pfizer, Inc. FR_717081103
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000016894 | Asset Breakout AT&T, Inc. FR_00206R300
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016894 | Asset Breakout iShares MSCI Emerging Markets ETF FR_464287234
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016894 | Asset Breakout Hercules Trust II FR_427098116
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016894 | Asset Breakout ABIOMED, Inc. FR_003CVR016
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016894 | Asset Breakout DWS Central Cash Management Government Fund FR_981DNHII5_4.890087_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000016897 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000016897 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016897 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016897 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016897 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016897 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016897 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016897 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016897 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016897 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016897 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016897 | United States
Holdings [Line Items]
Percent of Net Asset Value	73.00%
C000016897 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016897 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016897 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016897 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016897 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016897 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016897 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016897 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016897 | France
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016897 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016897 | Asset Breakout Bank of America Corp. FR_060505GB4
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000016897 | Asset Breakout U.S. Treasury Floating Rate Notes FR_91282CJU6
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000016897 | Asset Breakout Rad CLO 23 Ltd. FR_75009CAA4
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016897 | Asset Breakout Federal National Mortgage Association REMICS FR_3136BQUM9
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016897 | Asset Breakout Government National Mortgage Association, TBA FR_21H0526B9
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016897 | Asset Breakout MIC Trust FR_87256GAC6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016897 | Asset Breakout Hilton Domestic Operating Co., Inc. FR_43289DAK9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016897 | Asset Breakout Pfizer, Inc. FR_717081103
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000016897 | Asset Breakout AT&T, Inc. FR_00206R300
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016897 | Asset Breakout iShares MSCI Emerging Markets ETF FR_464287234
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016897 | Asset Breakout Hercules Trust II FR_427098116
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016897 | Asset Breakout ABIOMED, Inc. FR_003CVR016
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016897 | Asset Breakout DWS Central Cash Management Government Fund FR_981DNHII5_4.890087_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000148117 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000148117 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000148117 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000148117 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000148117 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000148117 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000148117 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000148117 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000148117 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148117 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148117 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000148117 | United States
Holdings [Line Items]
Percent of Net Asset Value	73.00%
C000148117 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000148117 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000148117 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148117 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148117 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000148117 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000148117 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000148117 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000148117 | France
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000148117 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000148117 | Asset Breakout Bank of America Corp. FR_060505GB4
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000148117 | Asset Breakout U.S. Treasury Floating Rate Notes FR_91282CJU6
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000148117 | Asset Breakout Rad CLO 23 Ltd. FR_75009CAA4
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000148117 | Asset Breakout Federal National Mortgage Association REMICS FR_3136BQUM9
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000148117 | Asset Breakout Government National Mortgage Association, TBA FR_21H0526B9
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000148117 | Asset Breakout MIC Trust FR_87256GAC6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148117 | Asset Breakout Hilton Domestic Operating Co., Inc. FR_43289DAK9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000148117 | Asset Breakout Pfizer, Inc. FR_717081103
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000148117 | Asset Breakout AT&T, Inc. FR_00206R300
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000148117 | Asset Breakout iShares MSCI Emerging Markets ETF FR_464287234
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000148117 | Asset Breakout Hercules Trust II FR_427098116
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000148117 | Asset Breakout ABIOMED, Inc. FR_003CVR016
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000148117 | Asset Breakout DWS Central Cash Management Government Fund FR_981DNHII5_4.890087_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000016899 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000016899 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016899 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016899 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016899 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016899 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016899 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016899 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016899 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016899 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016899 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016899 | United States
Holdings [Line Items]
Percent of Net Asset Value	73.00%
C000016899 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016899 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016899 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016899 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016899 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016899 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016899 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016899 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016899 | France
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016899 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016899 | Asset Breakout Bank of America Corp. FR_060505GB4
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000016899 | Asset Breakout U.S. Treasury Floating Rate Notes FR_91282CJU6
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000016899 | Asset Breakout Rad CLO 23 Ltd. FR_75009CAA4
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016899 | Asset Breakout Federal National Mortgage Association REMICS FR_3136BQUM9
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016899 | Asset Breakout Government National Mortgage Association, TBA FR_21H0526B9
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016899 | Asset Breakout MIC Trust FR_87256GAC6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016899 | Asset Breakout Hilton Domestic Operating Co., Inc. FR_43289DAK9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016899 | Asset Breakout Pfizer, Inc. FR_717081103
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000016899 | Asset Breakout AT&T, Inc. FR_00206R300
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016899 | Asset Breakout iShares MSCI Emerging Markets ETF FR_464287234
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016899 | Asset Breakout Hercules Trust II FR_427098116
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016899 | Asset Breakout ABIOMED, Inc. FR_003CVR016
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016899 | Asset Breakout DWS Central Cash Management Government Fund FR_981DNHII5_4.890087_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000016900 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000016900 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000016900 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016900 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016900 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016900 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016900 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016900 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016900 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016900 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016900 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016900 | United States
Holdings [Line Items]
Percent of Net Asset Value	73.00%
C000016900 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016900 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016900 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016900 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016900 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016900 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016900 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016900 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016900 | France
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016900 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000016900 | Asset Breakout Bank of America Corp. FR_060505GB4
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000016900 | Asset Breakout U.S. Treasury Floating Rate Notes FR_91282CJU6
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000016900 | Asset Breakout Rad CLO 23 Ltd. FR_75009CAA4
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000016900 | Asset Breakout Federal National Mortgage Association REMICS FR_3136BQUM9
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016900 | Asset Breakout Government National Mortgage Association, TBA FR_21H0526B9
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000016900 | Asset Breakout MIC Trust FR_87256GAC6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016900 | Asset Breakout Hilton Domestic Operating Co., Inc. FR_43289DAK9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000016900 | Asset Breakout Pfizer, Inc. FR_717081103
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000016900 | Asset Breakout AT&T, Inc. FR_00206R300
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000016900 | Asset Breakout iShares MSCI Emerging Markets ETF FR_464287234
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000016900 | Asset Breakout Hercules Trust II FR_427098116
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016900 | Asset Breakout ABIOMED, Inc. FR_003CVR016
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000016900 | Asset Breakout DWS Central Cash Management Government Fund FR_981DNHII5_4.890087_2030-01-01
Holdings [Line Items]
Percent of Net Asset Value	13.00%